Condensed financial information of Plastec Technologies, Ltd. - Balance Sheet (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 185,530	$ 272,750	$ 300,571
Consideration receivable	0	165,506
Total current assets	187,284	441,665
Total assets	188,145	563,439
Current liabilities
Tax payable	9,407	8,678
Total current liabilities	10,748	13,130
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2018 and 2019, respectively)	101	101
Retained earnings	151,277	524,189
Total shareholders' equity	177,397	550,309	769,330	$ 781,624
Parent Company [Member]
Current assets
Cash and cash equivalents	152,340	248,050	$ 274,094	$ 394,508
Amounts due from subsidiaries	0	141,396
Consideration receivable	0	165,506
Prepaid expenses	468	741
Total current assets	152,808	555,693
Investment in subsidiaries	0	0
Total assets	152,808	555,693
Current liabilities
Account payable and accrued liabilities	1,257	715
Amount due to subsidiary	18,650	0
Tax payable	7,874	7,284
Total current liabilities	27,781	7,999
NET CURRENT ASSETS	125,027	547,694
TOTAL ASSETS AND LIABILITIES	125,027	547,694
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2018 and 2019, respectively)	101	101
Retained earnings	124,926	547,593
Total shareholders' equity	$ 125,027	$ 547,694